Schedule of Investments (unaudited)	iShares® Virtual Work and Life Multisector ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Consumer Staples Distribution & Retail — 5.7%
Alibaba Health Information Technology Ltd.(a)	104,000	$38,821
Dada Nexus Ltd., ADR(a)	5,528	11,222
DocMorris AG(a)(b)	246	21,697
JD Health International Inc.(a)(c)	12,400	42,294
Ping An Healthcare and Technology Co. Ltd.(a)(c)	11,400	16,118
Redcare Pharmacy NV(a)(c)	290	39,225
		169,377
Diversified Consumer Services — 6.3%
Chegg Inc.(a)	2,380	12,305
Duolingo Inc, Class A(a)	270	60,952
New Oriental Education & Technology Group Inc.(a)	6,900	54,827
Stride Inc.(a)(b)	892	59,541
		187,625
Diversified Telecommunication Services — 0.4%
Bandwidth Inc., Class A(a)	710	12,922

Entertainment — 19.6%
China Ruyi Holdings Ltd.(a)(b)	120,000	30,057
Cover Corp.(a)(b)	500	5,342
DeNA Co. Ltd.(a)	2,300	23,198
Electronic Arts Inc.	418	53,011
HUYA Inc., ADR(a)	1,908	8,567
iQIYI Inc., ADR(a)	11,318	54,892
Netflix Inc.(a)	124	68,279
Nexon Co. Ltd.	2,700	42,097
Nintendo Co. Ltd.	1,200	58,523
Paradox Interactive AB	722	10,916
Roku Inc.(a)	558	32,174
Spotify Technology SA(a)	323	90,582
Take-Two Interactive Software Inc.(a)	364	51,983
Ubisoft Entertainment SA(a)	1,642	38,668
XD Inc.(a)	5,800	10,834
		579,123
Health Care Providers & Services — 1.3%
Hims & Hers Health Inc.(a)	3,010	37,715

Health Care Technology — 1.3%
Teladoc Health Inc.(a)	3,024	38,556

Hotels, Restaurants & Leisure — 12.8%
Deliveroo PLC, Class A(a)(c)	18,056	30,188
Delivery Hero SE, Class A(a)(c)	1,810	50,639
DoorDash Inc., Class A(a)	600	77,556
Just Eat Takeaway.com NV(a)(c)	3,750	54,778
Meituan, Class B(a)(c)	5,050	68,956
Zomato Ltd.(a)	41,436	95,631
		377,748
Household Durables — 2.4%
GN Store Nord A/S(a)	2,642	71,271

Interactive Media & Services — 9.9%
Bumble Inc., Class A(a)(b)	2,085	21,059
fuboTV Inc.(a)(b)	6,232	8,850
Hello Group Inc., ADR	3,357	19,571
JOYY Inc., ADR	978	31,902
Match Group Inc.(a)	1,730	53,319
Meitu Inc.(c)	49,500	20,311
Rumble Inc.(a)(b)	1,404	9,912
Snap Inc., Class A, NVS(a)	4,088	61,524
Tencent Holdings Ltd.	1,500	65,825
		292,273
Security	Shares	Value

IT Services — 4.6%
Cloudflare Inc., Class A(a)	772	$67,473
GMO internet group Inc.	1,900	31,196
Megaport Ltd.(a)	4,558	39,028
		137,697
Leisure Products — 0.7%
Peloton Interactive Inc., Class A(a)	6,768	21,049

Software — 34.9%
8x8 Inc.(a)	3,652	8,071
Asana Inc., Class A(a)	2,300	34,201
Box Inc., Class A(a)	2,288	59,534
Braze Inc., Class A(a)	1,082	45,336
Cellebrite DI Ltd.(a)	1,118	12,086
Consensus Cloud Solutions Inc.(a)	552	6,425
DocuSign Inc., Class A(a)	1,322	74,825
Dropbox Inc., Class A(a)	2,110	48,868
Everbridge Inc.(a)	1,194	41,492
Five9 Inc.(a)	764	43,983
Instructure Holdings Inc. (a)	362	6,925
Justsystems Corp.	1,000	17,419
Life360 Inc.(a)(c)	3,926	34,321
LivePerson Inc.(a)(b)	2,328	1,166
Microsoft Corp.	162	63,071
Mitek Systems Inc.(a)	1,382	17,455
Monday.com Ltd.(a)	346	65,508
Nice Ltd.(a)	316	70,661
PagerDuty Inc.(a)(b)	2,692	53,732
PowerSchool Holdings Inc., Class A(a)	1,179	20,420
RingCentral Inc., Class A(a)	1,988	58,885
Smartsheet Inc., Class A(a)	1,368	51,751
Tyler Technologies Inc.(a)	138	63,694
Verint Systems Inc.(a)	1,916	58,017
Weave Communications Inc. (a)	1,286	13,747
WingArc1st Inc.	500	8,468
Zoom Video Communications Inc., Class A(a)	868	53,035
		1,033,096
Total Long-Term Investments — 99.9%
(Cost: $3,885,073)		2,958,452

Short-Term Securities

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.49%(d)(e)(f)	222,761	222,827

Total Short-Term Securities — 7.5%
(Cost:$222,864)		222,827

Total Investments — 107.4%
(Cost: $4,107,937)		3,181,279

Liabilities in Excess of Other Assets — (7.4)%		(219,995)

Net Assets — 100.0%		$2,961,284

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Virtual Work and Life Multisector ETF
April 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$437,802	$—		$(214,961	)(a)	$37	$(51)	$222,827	222,761	$1,817	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	71		—
						$37	$(51)	$222,827		$1,888		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,897,330	$1,061,122	$—	$2,958,452
Short-Term Securities
Money Market Funds	222,827	—	—	222,827
	$2,120,157	$1,061,122	$—	$3,181,279

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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